UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                     ---------

                               Phoenix Portfolios
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                             New York, NY 10022-4728
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,           John H. Beers, Esq.
      Counsel and Secretary for Registrant       Vice President and Counsel
         Phoenix Life Insurance Company        Phoenix Life Insurance Company
                One American Row                      One American Row
             Hartford, CT 06103-2899               Hartford, CT 06103-2899
      -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              OCTOBER 31,2006
--------------------------------------------------------------------------------

        ANNUAL REPORT

--------------------------------------------------------------------------------

          o PHOENIX MARKET NEUTRAL FUND


TRUST NAME: PHOENIX PORTFOLIOS

                                         [GRAPHIC OMITTED]
                                         WOULDN'T YOU RATHER
                                         HAVE THIS DOCUMENT
                                      ?  E-MAILED TO YOU?
                                         Eligible shareholders can sign up for
[LOGO] PHOENIXFUNDS(SM)                  E-Delivery at PhoenixFunds.com

        ---------------------------------------------------------------
        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
        ---------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended October 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

NOVEMBER 2006

TABLE OF CONTENTS

Glossary....................................................................   3

Phoenix Market Neutral Fund.................................................   4

Notes to Financial Statements...............................................  23

Report of Independent Registered Public Accounting Firm.....................  27

Results of Shareholder Meeting..............................................  28

Fund Management Tables......................................................  29




--------------------------------------------------------------------------------
   PROXY VOTING PROCEDURES (FORM N-PX)

   The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

   FORM N-Q INFORMATION

   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

CITIGROUP 90-DAY TREASURY BILL INDEX
The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three, three-month Treasury bill issues.

FEDERAL OPEN MARKET COMMITTEE
A key committee in the Federal Reserve System, responsible for setting short-term monetary policy for the Federal Reserve which causes interest rates to rise or fall.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustains a loss.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, CARLTON NEEL AND DAVID
DICKERSON

Q: HOW DID THE PHOENIX MARKET NEUTRAL FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned -5.81%, Class B shares returned -6.41% and Class C shares returned -6.44%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 16.34%, and the Citigroup 90-Day Treasury Bill Index, which is the Fund's style-specific index appropriate for comparison, returned 4.54%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The equity markets performed extremely well over the course of the last year, with all major indexes posting gains. Generally, small-cap stocks outperformed large-cap names, and value stocks outpaced growth issues -- although as the fiscal year came to a close, both of those trends reversed somewhat. Benefiting the markets were oil declines, and the Federal Reserve's pause in raising the federal funds rate -- which was 5.25% at the June Federal Open Market Committee meeting, marking the last rate increase during the Fund's fiscal year. Additionally, corporate profits continued to bolster share prices.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund is managed by utilizing a quantitative model to identify long- and short-term candidates in approximately 110 separate industry groups. The Fund generally has an equal number of long and short positions, with the dollar value of both the long and short portfolios also being equal. The managers follow the dictates of the model by taking the highest rated stock in an industry as a long position and pairing that company with the most poorly rated stock in the same industry as a short position. This industry-specific "pairing" strategy has worked well over time, as the models have had many periods of favorable performance.

      The fiscal year ended October 31, 2006, was a difficult period for the Fund, as it dropped in value and shareholders lost money. The short positions, on average, went up more than the long positions did. The models generally find relative value in stocks that have average to better-than-average growth rates, with slightly cheaper pricing than their peers in each industry. Short candidates may be names that have little to no growth, are losing money, or are companies that are growing, but the stock price does not seem to be justified, despite the growth.

      The Fund has been hurt by other companies buying out some of these shorts at a premium price, and by the fact that the market generally has been favoring either the deep-value turnaround story, or the hot growth story; these are names where we more commonly hold short positions.

      It has been a challenging year for the Fund; however, we have made some adjustments to our process and the quantitative models that we believe will help returns going forward.

                                                                   NOVEMBER 2006




THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS1                            PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                                  INCEPTION     INCEPTION
                                         1 YEAR       5 YEAR     TO 10/31/06      DATE
                                         --------    --------    -----------    ---------
Class A Shares at NAV 2                   (5.81)%      0.68%        0.83%        5/1/98
Class A Shares at POP 3,4                (11.23)      (0.51)        0.13         5/1/98

Class B Shares at NAV 2                   (6.41)      (0.02)        0.14         5/1/98
Class B Shares with CDSC 4               (10.15)      (0.22)        0.14         5/1/98

Class C Shares at NAV 2                   (6.44)      (0.03)        0.11         5/1/98
Class C Shares with CDSC 4                (6.44)      (0.03)        0.11         5/1/98

S&P 500(R) Index                          16.34        7.26         4.08         5/1/98

Citigroup 90-Day Treasury Bill Index       4.54        2.26         3.43        4/30/98

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE
VISIT   PHOENIXFUNDS.COM  FOR  PERFORMANCE  DATA  CURRENT  TO  THE  MOST  RECENT
MONTH-END.

1TOTAL RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE
 REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2"NAV" (NET ASSET  VALUE)  TOTAL  RETURNS DO NOT  INCLUDE THE EFFECT OF ANY
 SALES CHARGE.

3"POP"  (PUBLIC  OFFERING  PRICE) TOTAL  RETURNS  INCLUDE THE EFFECT OF THE
 MAXIMUM FRONT-END 5.75% SALES CHARGE.

4CDSC  (CONTINGENT  DEFERRED  SALES  CHARGE) IS APPLIED TO  REDEMPTIONS  OF
 CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A SIX YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1.25% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, Class B, and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a six year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


        Phoenix Market   Phoenix Market   Phoenix Market
        Neutral Fund      Neutral Fund     Neutral Fund    Citigroup 90-Day     S&P 500(R)
          Class A           Class B          Class C        Treasury Bills        Index
5/1/98      9,425           10,000           10,000            10,000            10,000
10/30/98    9,009            9,533            9,515            10,281             9,886
10/29/99    8,973            9,435            9,408            10,759            12,435
10/31/00    8,735            9,117            9,097            11,376            13,187
10/31/01    9,773           10,125           10,107            11,918             9,902
10/31/02   10,931           11,250           11,220            12,138             8,406
10/31/03   10,298           10,520           10,497            12,279            10,157
10/29/04   10,407           10,557           10,535            12,413            11,113
10/31/05   10,732           10,810           10,788            12,746            12,082
10/31/06   10,108           10,117           10,094            13,325            14,055


For information regarding the indexes, see the glossary on page 3.

Phoenix Market Neutral Fund


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Market Neutral Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                             Beginning             Ending          Expenses Paid
 Market Neutral Fund        Account Value       Account Value          During
      Class A              April 30, 2006     October 31, 2006        Period*
-----------------------    --------------     ----------------     -------------
Actual                        $1,000.00          $  986.80             $17.38
Hypothetical (5% return
  before expenses)             1,000.00           1,007.58              17.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 3.47%, INCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             Beginning             Ending          Expenses Paid
 Market Neutral Fund        Account Value       Account Value          During
      Class B              April 30, 2006     October 31, 2006        Period*
-----------------------   ---------------     ----------------     -------------
Actual                        $1,000.00          $  984.50            $21.27
Hypothetical (5% return
  before expenses)             1,000.00           1,003.60             21.70

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF
 4.25%, INCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             Beginning             Ending          Expenses Paid
 Market Neutral Fund        Account Value       Account Value          During
      Class C              April 30, 2006     October 31, 2006        Period*
-----------------------   ---------------     ----------------     -------------
Actual                        $1,000.00          $  983.50            $21.43
Hypothetical (5% return
  before expenses)             1,000.00           1,003.42             21.88

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 4.29%, INCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

Long Positions as a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                   20%
Information Technology                       16
Consumer Discretionary                       16
Industrials                                  13
Health Care                                   7
Materials                                     6
Consumer Staples                              5
Other                                        17

Short Positions as a percentage of total securities sold short

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                   22%
Consumer Discretionary                       18
Information Technology                       17
Industrials                                  15
Health Care                                   7
Materials                                     6
Consumer Staples                              5
Other                                        10

                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                OCTOBER 31, 2006


                                                     SHARES         VALUE
                                                    ---------   -------------

DOMESTIC COMMON STOCKS--91.8%

ADVERTISING--0.8%
Harte-Hanks, Inc. .............................        17,600   $     444,400
Omnicom Group, Inc. ...........................         4,200         426,090
                                                                -------------
                                                                      870,490
                                                                -------------

AEROSPACE & DEFENSE--0.4%
Teledyne Technologies, Inc.(b) ................        10,600         442,232

AGRICULTURAL PRODUCTS--0.4%
Archer Daniels Midland Co. ....................        12,300         473,550

AIR FREIGHT & LOGISTICS--1.8%
ABX Air, Inc.(b) ..............................        13,900          79,925
EGL, Inc.(b) ..................................        13,500         458,865
FedEx Corp. ...................................         3,700         423,798
Hub Group, Inc. Class A(b) ....................        19,800         537,768
Pacer International, Inc. .....................        15,500         475,695
                                                                -------------
                                                                    1,976,051
                                                                -------------

AIRLINES--0.4%
AMR Corp.(b) ..................................        15,500         439,270

ALUMINUM--0.9%
Alcoa, Inc. ...................................        17,500         505,925
Aleris International, Inc.(b) .................         9,400         484,194
                                                                -------------
                                                                      990,119
                                                                -------------

                                                     SHARES         VALUE
                                                    ---------   -------------
APPAREL RETAIL--2.3%
Abercrombie & Fitch Co.  Class A ..............         6,600   $     505,890
Cato Corp. (The) Class A ......................        19,500         446,355
Guess?, Inc.(b) ...............................         8,300         472,685
Men's Wearhouse, Inc. (The) ...................        11,200         446,320
Ross Stores, Inc. .............................        14,200         417,906
Shoe Carnival, Inc.(b) ........................        10,500         300,510
                                                                -------------
                                                                    2,589,666
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Phillips-Van Heusen Corp. .....................         9,600         439,296

APPLICATION SOFTWARE--2.7%
Cadence Design Systems, Inc.(b) ...............        28,200         503,652
Epicor Software Corp.(b) ......................        35,100         492,453
Fair Isaac Corp. ..............................        14,500         531,135
Manhattan Associates, Inc.(b) .................        17,200         507,916
Quest Software, Inc.(b) .......................        35,800         527,334
Sonic Solutions, Inc.(b) ......................        30,100         485,814
                                                                -------------
                                                                    3,048,304
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Franklin Resources, Inc. ......................         4,800         547,008
Investors Financial Services Corp. ............        10,300         404,996
Mellon Financial Corp. ........................        12,100         469,480
                                                                -------------
                                                                    1,421,484
                                                                -------------


8                       See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
AUTO PARTS & EQUIPMENT--0.4%
TRW Automotive Holdings Corp.(b) ..............        19,500   $     500,175

AUTOMOTIVE RETAIL--1.2%
Asbury Automotive Group, Inc. .................        18,000         432,000
CSK Auto Corp.(b) .............................        30,600         477,360
Group 1 Automotive, Inc. ......................         8,300         475,673
                                                                -------------
                                                                    1,385,033
                                                                -------------

BIOTECHNOLOGY--1.9%
Amgen, Inc.(b) ................................         5,700         432,687
Biogen Idec, Inc.(b) ..........................        11,500         547,400
Enzon Pharmaceuticals, Inc.(b) ................        50,900         435,704
Genentech, Inc.(b) ............................         6,000         499,800
Lexicon Genetics, Inc.(b) .....................        50,900         203,091
                                                                -------------
                                                                    2,118,682
                                                                -------------

BREWERS--0.4%
Anheuser-Busch Cos., Inc. .....................         9,100         431,522

BROADCASTING & CABLE TV--0.7%
EchoStar Communications Corp. Class A(b) ......        13,400         475,968
Salem Communications Corp. Class A ............        24,100         320,289
                                                                -------------
                                                                      796,257
                                                                -------------

BUILDING PRODUCTS--0.1%
American Woodmark Corp. .......................         3,700         136,863

CASINOS & GAMING--1.3%
Dover Downs Gaming & Entertainment, Inc. ......        13,900         196,963
International Game Technology .................        10,200         433,602
MGM MIRAGE(b) .................................        10,400         447,408
Penn National Gaming, Inc.(b) .................        11,100         405,927
                                                                -------------
                                                                    1,483,900
                                                                -------------

COMMERCIAL PRINTING--0.9%
Consolidated Graphics, Inc.(b) ................         8,000         497,360
Ennis, Inc. ...................................        19,900         457,103
                                                                -------------
                                                                      954,463
                                                                -------------

COMMODITY CHEMICALS--0.4%
Westlake Chemical Corp. .......................        14,700         463,785

COMMUNICATIONS EQUIPMENT--0.4%
Dycom Industries, Inc.(b) .....................        19,600         456,876

COMPUTER HARDWARE--0.8%
Hewlett-Packard Co. ...........................        10,900         422,266
NCR Corp.(b) ..................................        11,200         465,024
                                                                -------------
                                                                      887,290
                                                                -------------

                                                     SHARES         VALUE
                                                    ---------   -------------
COMPUTER STORAGE & PERIPHERALS--1.2%
Komag, Inc.(b) ................................        12,500   $     478,125
Rackable Systems, Inc.(b) .....................        15,900         493,059
Western Digital Corp.(b) ......................        22,200         405,816
                                                                -------------
                                                                    1,377,000
                                                                -------------

CONSTRUCTION & ENGINEERING--1.5%
EMCOR Group, Inc.(b) ..........................         6,800         402,220
Granite Construction, Inc. ....................         7,300         380,330
Quanta Services, Inc.(b) ......................        25,700         470,310
Washington Group International, Inc.(b) .......         7,500         424,650
                                                                -------------
                                                                    1,677,510
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Cascade Corp. .................................        10,100         517,120
Commercial Vehicle Group, Inc.(b) .............        23,200         477,920
Trinity Industries, Inc. ......................        13,800         497,628
                                                                -------------
                                                                    1,492,668
                                                                -------------

CONSUMER FINANCE--1.4%
AmeriCredit Corp.(b) ..........................        19,100         488,387
Asta Funding, Inc. ............................        12,100         411,884
CompuCredit Corp.(b) ..........................        16,100         559,636
First Marblehead Corp. (The) ..................         1,900         128,155
                                                                -------------
                                                                    1,588,062
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Alliance Data Systems Corp.(b) ................         8,400         510,048
Fiserv, Inc.(b) ...............................         8,600         424,840
                                                                -------------
                                                                      934,888
                                                                -------------

DEPARTMENT STORES--0.8%
Bon-Ton Stores, Inc. (The) ....................        12,000         427,920
Dillard's, Inc. Class A .......................        14,400         434,448
                                                                -------------
                                                                      862,368
                                                                -------------

DISTILLERS & VINTNERS--0.4%
Constellation Brands, Inc. Class A(b) .........        15,500         426,095

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
Geo Group, Inc. (The)(b) ......................         1,500          57,000
Navigant Consulting, Inc.(b) ..................        23,700         422,097
                                                                -------------
                                                                      479,097
                                                                -------------

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. ..........
Class B (Indonesia) ...........................         7,200         435,456
Phelps Dodge Corp. ............................         4,700         471,786
Southern Copper Corp. .........................         8,100         416,178
                                                                -------------
                                                                    1,323,420
                                                                -------------


                        See Notes to Financial Statements                      9

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
DIVERSIFIED REIT'S--0.6%
Investors Real Estate Trust ...................        13,900   $     139,834
Spirit Finance Corp. ..........................        43,900         522,849
                                                                -------------
                                                                      662,683
                                                                -------------

DRUG RETAIL--0.4%
Longs Drug Stores Corp. .......................         9,800         421,792

EDUCATION SERVICES--0.4%
Corinthian Colleges, Inc.(b) ..................        37,700         461,825

ELECTRIC UTILITIES--1.6%
Cleco Corp. ...................................        19,700         506,290
Edison International ..........................         9,700         431,068
FirstEnergy Corp. .............................         8,300         488,455
Otter Tail Corp. ..............................        12,800         383,232
                                                                -------------
                                                                    1,809,045
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Encore Wire Corp.(b) ..........................         7,400         198,912
Lamson & Sessions Co. (The)(b) ................        19,800         433,224
Regal-Beloit Corp. ............................         3,200         158,240
Smith (A.O.) Corp. ............................         1,100          38,676
                                                                -------------
                                                                      829,052
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Coherent, Inc.(b) .............................         4,700         151,481
Mettler-Toledo International, Inc.(b) .........         6,300         432,495
MTS Systems Corp. .............................        10,600         352,874
National Instruments Corp. ....................        14,400         448,992
Rofin-Sinar Technologies, Inc.(b) .............         1,500          92,370
                                                                -------------
                                                                    1,478,212
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.8%
TTM Technologies, Inc.(b) .....................        38,900         472,635
Zygo Corp.(b) .................................        24,700         427,804
                                                                -------------
                                                                      900,439
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Republic Services, Inc. .......................        10,600         434,706
Waste Management, Inc. ........................        11,700         438,516
                                                                -------------
                                                                      873,222
                                                                -------------

FOOD DISTRIBUTORS--0.4%
Andersons, Inc. (The) .........................        12,900         463,755

FOOTWEAR--0.4%
K-Swiss, Inc. Class A .........................        12,700         448,564

FOREST PRODUCTS--0.4%
Weyerhaeuser Co. ..............................         6,800         432,412

                                                     SHARES         VALUE
                                                    ---------   -------------
GAS UTILITIES--0.4%
Questar Corp. .................................         5,000   $     407,400

GENERAL MERCHANDISE STORES--0.4%
Family Dollar Stores, Inc. ....................        16,200         477,090

HEALTH CARE EQUIPMENT--2.5%
Candela Corp.(b) ..............................        46,500         657,975
CONMED Corp.(b) ...............................         5,800         128,702
Datascope Corp. ...............................        13,300         477,071
Hillenbrand Industries, Inc. ..................         8,400         492,912
Symmetry Medical, Inc.(b) .....................        32,200         502,320
Zoll Medical Corp.(b) .........................        13,300         514,710
                                                                -------------
                                                                    2,773,690
                                                                -------------

HEALTH CARE SUPPLIES--0.4%
Immucor, Inc.(b) ..............................        16,400         451,492

HOME FURNISHINGS--0.1%
Furniture Brands International, Inc. ..........         4,600          85,560

HOMEBUILDING--1.2%
Lennar Corp. Class A ..........................        10,800         512,784
Technical Olympic USA, Inc. ...................        39,000         432,900
Toll Brothers, Inc.(b) ........................        14,500         419,195
                                                                -------------
                                                                    1,364,879
                                                                -------------

HOMEFURNISHING RETAIL--0.4%
Rent-A-Center, Inc.(b) ........................        14,600         419,896

HOTELS, RESORTS & CRUISE LINES--0.6%
Bluegreen Corp.(b) ............................        37,200         466,488
Interstate Hotels & Resorts, Inc.(b) ..........        19,500         174,915
                                                                -------------
                                                                      641,403
                                                                -------------

HOUSEWARES & SPECIALTIES--0.4%
Lifetime Brands, Inc. .........................        19,900         407,751

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
Spherion Corp.(b) .............................        53,300         386,425

HYPERMARKETS & SUPER CENTERS--0.3%
Wal-Mart Stores, Inc. .........................         7,100         349,888

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.3%
AES Corp. (The)(b) ............................        21,900         481,581
NRG Energy, Inc.(b) ...........................         9,900         476,685
TXU Corp. .....................................         7,200         454,536
                                                                -------------
                                                                    1,412,802
                                                                -------------

INDUSTRIAL MACHINERY--2.8%
CIRCOR International, Inc. ....................        14,000         461,580
Crane Co. .....................................        10,700         416,658
Lincoln Electric Holdings, Inc. ...............         8,500         522,665


10                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
INDUSTRIAL MACHINERY--CONTINUED
Nordson Corp. .................................         9,600   $     442,080
Parker-Hannifin Corp. .........................         5,100         426,513
Timken Co. (The) ..............................        14,600         438,730
Watts Water Technologies, Inc. Class A ........        12,300         457,806
                                                                -------------
                                                                    3,166,032
                                                                -------------

INDUSTRIAL REIT'S--0.3%
AMB Property Corp. ............................         5,400         315,414

INTEGRATED OIL & GAS--0.8%
Hess Corp. ....................................        11,200         474,880
Marathon Oil Corp. ............................         4,900         423,360
                                                                -------------
                                                                      898,240
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Cincinnati Bell, Inc.(b) ......................        92,000         431,480

INTERNET RETAIL--0.4%
Expedia, Inc.(b) ..............................        29,700         482,625

INTERNET SOFTWARE & SERVICES--1.6%
EarthLink, Inc.(b) ............................        72,400         508,248
NIC, Inc.(b) ..................................        79,900         385,917
RealNetworks, Inc.(b) .........................        38,300         420,534
United Online, Inc. ...........................        32,100         433,992
                                                                -------------
                                                                    1,748,691
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.6%
Knight Capital Group, Inc. Class A(b) .........        25,000         466,250
Lehman Brothers Holdings, Inc. ................         5,700         443,688
Merrill Lynch & Co., Inc. .....................         5,300         463,326
Morgan Stanley ................................         5,500         420,365
                                                                -------------
                                                                    1,793,629
                                                                -------------

IT CONSULTING & OTHER SERVICES--1.5%
Acxiom Corp. ..................................        11,100         274,725
CIBER, Inc.(b) ................................        61,600         421,960
Forrester Research, Inc.(b) ...................        16,400         515,452
Keane, Inc.(b) ................................        39,100         453,169
                                                                -------------
                                                                    1,665,306
                                                                -------------

LEISURE FACILITIES--0.5%
Speedway Motorsports, Inc. ....................        13,800         519,846

LIFE & HEALTH INSURANCE--0.8%
Nationwide Financial Services, Inc. Class A ...         8,500         432,820
Universal American Financial Corp.(b) .........        23,200         431,288
                                                                -------------
                                                                      864,108
                                                                -------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Albany Molecular Research, Inc.(b) ............         4,200          50,022

                                                     SHARES         VALUE
                                                    ---------   -------------
LIFE SCIENCES TOOLS & SERVICES--CONTINUED
Applera Corp. - Applied Biosystems Group ......        13,300   $     496,090
                                                                -------------
                                                                      546,112
                                                                -------------

MORTGAGE REIT'S--1.6%
Anthracite Capital, Inc. ......................        33,900         485,448
Capital Trust, Inc. Class A ...................        10,400         462,904
iStar Financial, Inc. .........................         9,800         454,034
New Century Financial Corp. ...................        10,800         425,304
                                                                -------------
                                                                    1,827,690
                                                                -------------

MOVIES & ENTERTAINMENT--0.4%
Walt Disney Co. (The) .........................        13,600         427,856

MULTI-LINE INSURANCE--0.4%
Hartford Financial Services Group, Inc. (The) .         5,400         470,718

MULTI-UTILITIES--0.8%
CenterPoint Energy, Inc. ......................        27,600         427,248
DTE Energy Co. ................................         9,400         427,042
                                                                -------------
                                                                      854,290
                                                                -------------

OFFICE SERVICES & SUPPLIES--0.5%
United Stationers, Inc.(b) ....................        10,800         515,700

OIL & GAS EQUIPMENT & SERVICES--0.4%
NATCO Group, Inc.(b) ..........................        12,800         424,192

OIL & GAS EXPLORATION & PRODUCTION--3.1%
Anadarko Petroleum Corp. ......................        11,100         515,262
Berry Petroleum Co. Class A ...................        14,100         420,885
BP Prudhoe Bay Royalty Trust ..................         7,200         520,920
Callon Petroleum Co.(b) .......................        30,900         475,242
Edge Petroleum Corp.(b) .......................        29,500         537,195
Helix Energy Solutions Group, Inc.(b) .........        16,300         526,490
XTO Energy, Inc. ..............................        11,100         517,926
                                                                -------------
                                                                    3,513,920
                                                                -------------

OIL & GAS REFINING & MARKETING--0.4%
El Paso Electric Co.(b) .......................        19,600         457,856

PACKAGED FOODS & MEATS--1.3%
Chiquita Brands International, Inc. ...........        32,100         439,770
McCormick & Co., Inc. .........................        13,700         512,380
Smithfield Foods, Inc.(b) .....................        19,500         524,160
                                                                -------------
                                                                    1,476,310
                                                                -------------

PAPER PACKAGING--1.1%
Packaging Corporation of America ..............        20,500         470,885
Rock-Tenn Co. Class A .........................        12,400         255,936
Temple-Inland, Inc. ...........................        13,200         520,608
                                                                -------------
                                                                    1,247,429
                                                                -------------


                        See Notes to Financial Statements                     11

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
PAPER PRODUCTS--0.5%
Buckeye Technologies, Inc.(b) .................        49,600   $     515,344

PERSONAL PRODUCTS--0.3%
Mannatech, Inc. ...............................        24,000         376,800

PHARMACEUTICALS--1.2%
King Pharmaceuticals, Inc.(b) .................        28,300         473,459
KV Pharmaceutical Co. Class A(b) ..............        17,800         397,296
Sciele Pharma, Inc.(b) ........................        22,200         484,182
                                                                -------------
                                                                    1,354,937
                                                                -------------

PROPERTY & CASUALTY INSURANCE--2.3%
21st Century Insurance Group ..................        31,300         493,914
Berkley (W.R.) Corp. ..........................        13,300         490,238
CNA Financial Corp.(b) ........................         5,400         202,230
Harleysville Group, Inc. ......................        11,700         422,136
ProAssurance Corp.(b) .........................         9,700         472,390
Safety Insurance Group, Inc. ..................         8,800         440,088
                                                                -------------
                                                                    2,520,996
                                                                -------------

PUBLISHING--0.5%
Belo Corp. Class A ............................        30,200         529,104

RAILROADS--0.4%
CSX Corp. .....................................        11,700         417,339

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
CB Richard Ellis Group, Inc. Class A(b) .......        19,000         570,570

REGIONAL BANKS--4.1%
Bank of Hawaii Corp. ..........................         9,700         506,049
East West Bancorp, Inc. .......................        11,900         434,469
First BanCorp .................................        44,100         436,590
Greater Bay Bancorp ...........................         7,700         198,275
Nara Bancorp, Inc. ............................        18,200         345,800
Santander BanCorp .............................        19,900         372,130
Southwest Bancorp, Inc. .......................         6,700         181,637
Sterling Financial Corp.(b) ...................        14,700         488,922
SVB Financial Group(b) ........................         9,900         455,598
UCBH Holdings, Inc. ...........................        27,700         474,778
Washington Trust Bancorp, Inc. ................         3,300          89,364
Whitney Holding Corp. .........................        13,300         434,378
Wilshire Bancorp, Inc. ........................         8,000         158,240
                                                                -------------
                                                                    4,576,230
                                                                -------------

REINSURANCE--0.5%
Reinsurance Group of America, Inc. ............         9,100         513,240

RESIDENTIAL REIT'S--0.2%
Sun Communities, Inc. .........................         8,000         279,920

                                                     SHARES         VALUE
                                                    ---------   -------------
RESTAURANTS--1.5%
Brinker International, Inc. ...................         9,200   $     427,156
CKE Restaurants, Inc. .........................        21,900         427,926
Darden Restaurants, Inc. ......................        11,000         460,900
Ruth's Chris Steak House, Inc.(b) .............        20,600         405,614
                                                                -------------
                                                                    1,721,596
                                                                -------------

SEMICONDUCTOR EQUIPMENT--1.7%
Amkor Technology, Inc.(b) .....................        66,600         460,206
Cymer, Inc.(b) ................................        10,600         491,098
MKS Instruments, Inc.(b) ......................        21,900         474,135
Novellus Systems, Inc.(b) .....................        15,600         431,340
                                                                -------------
                                                                    1,856,779
                                                                -------------

SEMICONDUCTORS--2.7%
AMIS Holdings, Inc.(b) ........................        12,900         123,711
IXYS Corp.(b) .................................        44,200         446,862
OmniVision Technologies, Inc.(b) ..............        19,800         325,116
Pericom Semiconductor Corp.(b) ................        34,400         330,584
Portaplayer, Inc.(b) ..........................        38,800         466,764
Silicon Image, Inc.(b) ........................        31,700         375,011
Standard Microsystems Corp.(b) ................        15,200         468,616
Trident Microsystems, Inc.(b) .................        20,700         437,598
                                                                -------------
                                                                    2,974,262
                                                                -------------

SOFT DRINKS--0.4%
PepsiAmericas, Inc. ...........................        22,400         458,080

SPECIALIZED REIT'S--1.7%
Ashford Hospitality Trust, Inc. ...............        38,800         499,744
DiamondRock Hospitality Co. ...................        25,200         425,124
Equity Inns, Inc. .............................         5,700          95,646
FelCor Lodging Trust, Inc. ....................        22,600         469,176
Highland Hospitality Corp. ....................        33,700         465,734
                                                                -------------
                                                                    1,955,424
                                                                -------------

SPECIALTY CHEMICALS--1.2%
Fuller (H.B.) Co. .............................        20,700         513,153
Lubrizol Corp. (The) ..........................         9,500         427,500
Valspar Corp. (The) ...........................        16,500         442,035
                                                                -------------
                                                                    1,382,688
                                                                -------------

SPECIALTY STORES--0.4%
Dick's Sporting Goods, Inc.(b) ................         9,100         452,816

SYSTEMS SOFTWARE--0.5%
Progress Software Corp.(b) ....................        18,100         521,099

TECHNOLOGY DISTRIBUTORS--0.1%
Nu Horizons Electronics Corp.(b) ..............         7,600          85,500


12                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
THRIFTS & MORTGAGE FINANCE--2.9%
BankUnited Financial Corp. Class A ............        18,600   $     501,642
Corus Bankshares, Inc. ........................        22,500         461,925
Downey Financial Corp. ........................         6,300         433,944
FirstFed Financial Corp.(b) ...................         8,500         525,045
Franklin Bank Corp.(b) ........................         5,600         113,176
Ocwen Financial Corp.(b) ......................        31,500         492,975
TierOne Corp. .................................         7,800         249,444
W Holding Co., Inc. ...........................        82,400         468,856
                                                                -------------
                                                                    3,247,007
                                                                -------------

TIRES & RUBBER--0.4%
Goodyear Tire & Rubber Co. (The)(b) ...........        32,900         504,357

TOBACCO--0.5%
Loews Corp. - Carolina Group ..................         8,800         508,816

TRADING COMPANIES & DISTRIBUTORS--0.4%
Applied Industrial Technologies, Inc. .........        15,000         431,100

TRUCKING--0.4%
Celadon Group, Inc.(b) ........................        21,550         404,278

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Syniverse Holdings, Inc.(b) ...................        24,300         358,425
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $95,905,258)                                     102,589,844
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(d)        1,400               0
Telefonica Moviles S.A. (Argentina)(b)(d) .....         1,400               0
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.8%
(IDENTIFIED COST $95,905,258)                                     102,589,844
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                    ---------   -------------

SHORT-TERM INVESTMENTS--7.9%

COMMERCIAL PAPER(e)--7.9%
CAFCO LLC 5.27%, 11/1/06 ......................     $   5,895   $   5,895,000
Archer Daniels Midland Co. 5.24%, 11/7/06 .....         2,870       2,867,494
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,762,494)                                        8,762,494
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $104,667,752)                                    111,352,338(a)

SECURITIES SOLD SHORT--(92.0)%
(PROCEEDS $99,588,580)                                           (102,744,678)

Other assets and liabilities, net--92.3%                          103,161,211
                                                                -------------
NET ASSETS--100.0%                                              $ 111,768,871
                                                                =============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,983,861 and gross depreciation of $3,019,095 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $105,387,572.

(b)Non-income producing.

(c)A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2E "Foreign security country determination" in the Notes to Financial Statements.

(d)Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2006, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(e)The rate shown is the discount rate.


                        See Notes to Financial Statements                     13

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
SECURITIES SOLD SHORT--92.0%

DOMESTIC COMMON STOCKS--91.8%

ADVERTISING--0.9%
Interpublic Group of Cos., Inc. (The) .........        44,700   $     487,677
Lamar Advertising Co. Class A .................         9,300         536,424
                                                                -------------
                                                                    1,024,101
                                                                -------------

AEROSPACE & DEFENSE--0.5%
Hexcel Corp. ..................................        35,200         569,888

AGRICULTURAL PRODUCTS--0.9%
Alico, Inc. ...................................         8,000         496,000
Bunge Ltd. ....................................         8,300         532,113
                                                                -------------
                                                                    1,028,113
                                                                -------------

AIR FREIGHT & LOGISTICS--1.0%
Expeditors International of Washington, Inc. ..         1,800          85,338
Forward Air Corp. .............................        14,700         477,309
United Parcel Service, Inc. Class B ...........         6,900         519,915
                                                                -------------
                                                                    1,082,562
                                                                -------------

AIRLINES--0.4%
US Airways Group, Inc. ........................         8,500         423,810

AIRPORT SERVICES--0.4%
Macquarie Infrastructure Co. Trust ............        15,300         456,399

ALUMINUM--0.9%
Century Aluminum Co. ..........................        12,300         478,716
Kaiser Aluminum Corp. .........................        10,900         517,750
                                                                -------------
                                                                      996,466
                                                                -------------

APPAREL RETAIL--1.9%
Chico's FAS, Inc. .............................        21,300         509,709
Citi Trends, Inc. .............................        11,800         463,032
Foot Locker, Inc. .............................        21,200         491,628
Hot Topic, Inc. ...............................        27,600         279,036
Urban Outfitters, Inc. ........................        22,800         399,000
                                                                -------------
                                                                    2,142,405
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Fossil, Inc. ..................................        21,500         469,560
Volcom, Inc. ..................................        15,000         491,400
                                                                -------------
                                                                      960,960
                                                                -------------

APPLICATION SOFTWARE--2.0%
ANSYS, Inc. ...................................        10,300         473,800
Blackboard, Inc. ..............................        16,900         468,299
Opsware, Inc. .................................        46,700         424,503
Salesforce.Com, Inc. ..........................        12,400         483,848

                                                     SHARES         VALUE
                                                    ---------   -------------
APPLICATION SOFTWARE--CONTINUED
Transaction Systems Architects, Inc. ..........        12,600   $     424,746
                                                                -------------
                                                                    2,275,196
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Eaton Vance Corp. .............................        14,200         440,768
Legg Mason, Inc. ..............................         5,000         450,100
Nuveen Investments, Inc. Class A ..............        10,200         502,860
                                                                -------------
                                                                    1,393,728
                                                                -------------

AUTO PARTS & EQUIPMENT--0.4%
LKQ Corp. .....................................        19,800         458,172

AUTOMOTIVE RETAIL--1.2%
Lithia Motors, Inc. Class A ...................        16,900         430,950
Pep Boys - Manny Moe & Jack (The) .............        35,500         503,390
Sonic Automotive, Inc. ........................        17,200         452,360
                                                                -------------
                                                                    1,386,700
                                                                -------------

BIOTECHNOLOGY--2.0%
Alexion Pharmaceuticals, Inc. .................        13,400         500,624
Arena Pharmaceuticals, Inc. ...................        28,200         430,050
Celgene Corp. .................................        11,200         598,528
Cell Genesys, Inc. ............................        41,400         181,332
Isis Pharmaceuticals, Inc. ....................        60,900         522,522
                                                                -------------
                                                                    2,233,056
                                                                -------------

BREWERS--0.4%
Molson Coors Brewing Co. Class B ..............         6,300         448,434

BROADCASTING & CABLE TV--0.7%
Hearst-Argyle Television, Inc. ................        20,500         516,600
Spanish Broadcasting System, Inc. Class A .....        60,100         282,470
                                                                -------------
                                                                      799,070
                                                                -------------

BUILDING PRODUCTS--0.1%
Trex Co., Inc. ................................         4,300         113,606

CASINOS & GAMING--1.5%
Churchill Downs, Inc. .........................         4,800         203,616
Harrah's Entertainment, Inc. ..................         5,900         438,547
Scientific Games Corp. Class A ................        16,200         454,086
Wynn Resorts Ltd. .............................         7,100         522,134
                                                                -------------
                                                                    1,618,383
                                                                -------------

CATALOG RETAIL--0.4%
Gaiam, Inc. Class A ...........................        34,000         493,340

COMMERCIAL PRINTING--0.8%
Banta Corp. ...................................        10,000         442,800
Bowne & Co., Inc. .............................        30,000         468,900
                                                                -------------
                                                                      911,700
                                                                -------------


14                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
COMMODITY CHEMICALS--0.4%
NL Industries, Inc. ...........................        39,400   $     437,340

COMMUNICATIONS EQUIPMENT--0.4%
Extreme Networks, Inc. ........................       117,200         445,360

COMPUTER HARDWARE--0.9%
Diebold, Inc. .................................        11,900         519,792
Sun Microsystems, Inc. ........................        85,900         466,437
                                                                -------------
                                                                      986,229
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--1.1%
Adaptec, Inc. .................................        93,600         424,008
Hutchinson Technology, Inc. ...................        19,900         460,685
Intermec, Inc. ................................        17,100         386,460
                                                                -------------
                                                                    1,271,153
                                                                -------------

CONSTRUCTION & ENGINEERING--1.6%
Foster Wheeler Ltd. ...........................         9,300         418,035
Insituform Technologies, Inc. Class A .........        18,900         441,693
Perini Corp. ..................................        18,900         467,208
Shaw Group, Inc. (The) ........................        16,600         440,896
                                                                -------------
                                                                    1,767,832
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
AGCO Corp. ....................................        16,300         436,025
Gehl Co. ......................................        17,300         493,742
Wabash National Corp. .........................        31,000         434,930
                                                                -------------
                                                                    1,364,697
                                                                -------------

CONSUMER FINANCE--1.4%
Advance America Cash Advance Centers, Inc. ....        31,100         466,189
Advanta Corp. Class B .........................        12,500         490,500
QC Holdings, Inc. .............................        10,900         151,401
Student Loan Corp. (The) ......................         2,200         455,400
                                                                -------------
                                                                    1,563,490
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
eFunds Corp. ..................................        19,700         488,560
Paychex, Inc. .................................        12,800         505,344
                                                                -------------
                                                                      993,904
                                                                -------------

DEPARTMENT STORES--0.8%
Retail Ventures, Inc. .........................        26,800         458,816
Saks, Inc. ....................................        24,800         479,632
                                                                -------------
                                                                      938,448
                                                                -------------

DISTILLERS & VINTNERS--0.4%
Brown-Forman Corp. Class B ....................         6,000         433,140

                                                     SHARES         VALUE
                                                    ---------   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.0%
ChoicePoint, Inc. .............................        14,800   $     538,572
Exponent, Inc. ................................         4,500          81,450
PHH Corp. .....................................        16,200         447,120
                                                                -------------
                                                                    1,067,142
                                                                -------------

DIVERSIFIED METALS & MINING--1.2%
Compass Minerals International, Inc. ..........        14,900         461,155
RTI International Metals, Inc. ................         7,300         447,636
Titanium Metals Corp. .........................        15,800         465,784
                                                                -------------
                                                                    1,374,575
                                                                -------------

DIVERSIFIED REIT'S--0.1%
Capital Lease Funding, Inc. ...................        11,200         131,936

DRUG RETAIL--0.4%
Walgreen Co. ..................................         9,800         428,064

EDUCATION SERVICES--0.5%
DeVry, Inc. ...................................        22,600         550,310

ELECTRIC UTILITIES--2.8%
ALLETE, Inc. ..................................        11,400         514,140
Exelon Corp. ..................................         8,500         526,830
IDACORP, Inc. .................................         7,500         295,725
MGE Energy, Inc. ..............................        11,700         400,140
Progress Energy, Inc. .........................         9,300         427,800
Reliant Energy, Inc. ..........................        38,900         493,252
Southern Co. (The) ............................        13,700         498,680
                                                                -------------
                                                                    3,156,567
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
American Power Conversion Corp. ...............        19,400         586,462
Franklin Electric Co., Inc. ...................         4,900         264,306
GrafTech International Ltd. ...................        69,600         421,080
Power-One, Inc. ...............................        29,000         198,360
Vicor Corp. ...................................         5,400          64,260
                                                                -------------
                                                                    1,534,468
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
Checkpoint Systems, Inc. ......................        28,300         515,343
Electro Scientific Industries, Inc. ...........         7,700         153,615
FARO Technologies, Inc. .......................        25,300         481,712
L-1 Identity Solutions, Inc. ..................        30,600         437,886
X-Rite, Inc. ..................................         8,400          95,004
                                                                -------------
                                                                    1,683,560
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.7%
Echelon Corp. .................................        41,500         349,845
KEMET Corp. ...................................        53,200         391,020
                                                                -------------
                                                                      740,865
                                                                -------------


                        See Notes to Financial Statements                     15

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste Industries, Inc. .................        39,200   $     476,280
Synagro Technologies, Inc. ....................       102,200         441,504
                                                                -------------
                                                                      917,784
                                                                -------------

FOOTWEAR--0.3%
Iconix Brand Group, Inc. ......................        20,500         382,120

FOREST PRODUCTS--0.4%
Deltic Timber Corp. ...........................         9,700         493,827

GAS UTILITIES--0.4%
Equitable Resources, Inc. .....................        11,000         445,720

GENERAL MERCHANDISE STORES--0.4%
PriceSmart, Inc. ..............................        23,600         400,964

HEALTH CARE EQUIPMENT--2.1%
Adeza Biomedical Corp. ........................        25,800         359,652
Advanced Medical Optics, Inc. .................        12,200         498,370
Analogic Corp. ................................         7,800         435,318
Spectranetics Corp. ...........................        34,300         426,006
Vital Signs, Inc. .............................         2,200         123,992
Wright Medical Group, Inc. ....................        18,900         467,019
                                                                -------------
                                                                    2,310,357
                                                                -------------

HOME FURNISHINGS--0.1%
Stanley Furniture Co., Inc. ...................         4,000          88,440

HOMEBUILDING--1.3%
Levitt Corp. Class A ..........................        33,100         425,997
MDC Holdings, Inc. ............................        10,700         533,502
Pulte Homes, Inc. .............................        14,300         443,157
                                                                -------------
                                                                    1,402,656
                                                                -------------

HOMEFURNISHING RETAIL--0.4%
Aaron Rents, Inc. .............................        19,800         492,624

HOTELS, RESORTS & CRUISE LINES--1.0%
Ambassadors International, Inc. ...............        12,000         468,000
Lodgian, Inc. .................................        13,700         195,225
Marcus Corp. (The) ............................        19,700         492,303
                                                                -------------
                                                                    1,155,528
                                                                -------------

HOUSEWARES & SPECIALTIES--0.4%
National Presto Industries, Inc. ..............         6,600         404,118

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
CDI Corp. .....................................        15,200         359,328

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Black Hills Corp. .............................        14,300         493,493

                                                     SHARES         VALUE
                                                    ---------   -------------
INDUSTRIAL MACHINERY--2.7%
BadgerMeter, Inc. .............................        20,500   $     517,215
CLARCOR, Inc. .................................        14,000         456,120
ESCO Technologies, Inc. .......................        11,200         486,304
Flanders Corp. ................................        49,200         493,968
Flow International Corp. ......................        14,300         168,454
Flowserve Corp. ...............................         8,100         429,300
Pall Corp. ....................................        15,400         491,260
                                                                -------------
                                                                    3,042,621
                                                                -------------

INDUSTRIAL REIT'S--0.7%
EastGroup Properties, Inc. ....................         9,700         516,331
First Potomac Realty Trust ....................         9,800         303,212
                                                                -------------
                                                                      819,543
                                                                -------------

INTEGRATED OIL & GAS--0.7%
CNX Gas Corp. .................................        16,100         421,015
Murphy Oil Corp. ..............................         8,200         386,712
                                                                -------------
                                                                      807,727
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
IDT Corp. Class B .............................        34,000         441,660

INTERNET SOFTWARE & SERVICES--2.1%
Internet Capital Group, Inc. ..................        48,000         503,040
iPass, Inc. ...................................        96,900         516,477
j2 Global Communications, Inc. ................        17,500         480,200
Openwave Systems, Inc. ........................        45,000         388,350
WebEx Communications, Inc. ....................        12,800         492,160
                                                                -------------
                                                                    2,380,227
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.2%
Jefferies Group, Inc. .........................        14,600         419,458
Piper Jaffray Cos .............................         6,300         435,645
Stifel Financial Corp. ........................        12,400         445,780
                                                                -------------
                                                                    1,300,883
                                                                -------------

IT CONSULTING & OTHER SERVICES--1.5%
Kanbay International, Inc. ....................        17,600         499,840
Lionbridge Technologies, Inc. .................        59,700         404,169
MAXIMUS, Inc. .................................        10,200         284,682
Sapient Corp. .................................        86,400         470,880
                                                                -------------
                                                                    1,659,571
                                                                -------------

LEISURE FACILITIES--0.4%
International Speedway Corp. Class A ..........         8,400         436,044

LIFE & HEALTH INSURANCE--0.8%
American Equity Investment Life Holding Co. ...        38,200         487,432
Great American Financial Resources, Inc. ......        15,800         365,138
                                                                -------------
                                                                      852,570
                                                                -------------


16                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Affymetrix, Inc. ..............................        22,700   $     578,850
Illumina, Inc. ................................         1,100          48,356
Millipore Corp. ...............................         6,800         438,804
                                                                -------------
                                                                    1,066,010
                                                                -------------

MORTGAGE REIT'S--1.3%
JER Investors Trust, Inc. .....................        27,800         499,288
RAIT Investment Trust .........................        15,100         453,906
Redwood Trust, Inc. ...........................         9,700         533,209
                                                                -------------
                                                                    1,486,403
                                                                -------------

MOVIES & ENTERTAINMENT--0.4%
DreamWorks Animation SKG, Inc. Class A ........        17,400         460,230

MULTI-UTILITIES--0.9%
Ameren Corp. ..................................         9,000         486,900
Vectren Corp. .................................        16,600         482,396
                                                                -------------
                                                                      969,296
                                                                -------------

OFFICE REIT'S--0.4%
Franklin Street Properties Corp. Class C ......        24,000         493,200

OIL & GAS EQUIPMENT & SERVICES--0.4%
Gulf Island Fabrication, Inc. .................        16,500         485,430

OIL & GAS EXPLORATION & PRODUCTION--3.1%
Brigham Exploration Co. .......................        67,900         528,941
Cheniere Energy, Inc. .........................        16,700         439,544
Exploration Company of Delaware (The) .........        50,200         555,714
Forest Oil Corp. ..............................        13,800         450,432
Parallel Petroleum Corp. ......................        21,800         441,450
Rosetta Resources, Inc. .......................        27,200         491,776
Whiting Petroleum Corp. .......................        11,600         517,476
                                                                -------------
                                                                    3,425,333
                                                                -------------

PACKAGED FOODS & MEATS--0.8%
Hershey Co. (The) .............................         9,000         476,190
Tyson Foods, Inc. Class A .....................        31,200         450,840
                                                                -------------
                                                                      927,030
                                                                -------------

PAPER PACKAGING--1.1%
Chesapeake Corp. ..............................        17,500         271,425
Sealed Air Corp. ..............................         7,600         452,352
Smurfit-Stone Container Corp. .................        41,900         446,654
                                                                -------------
                                                                    1,170,431
                                                                -------------

PAPER PRODUCTS--0.4%
Glatfelter (P.H.) Co. .........................        32,800         480,192

PERSONAL PRODUCTS--0.5%
American Oriental Bioengineering, Inc. ........        69,100         527,924

                                                     SHARES         VALUE
                                                    ---------   -------------
PHARMACEUTICALS--1.2%
MGI Pharma, Inc. ..............................        21,400   $     407,242
Noven Pharmaceuticals, Inc. ...................        20,200         448,642
Sepracor, Inc. ................................         8,500         439,960
                                                                -------------
                                                                    1,295,844
                                                                -------------

PROPERTY & CASUALTY INSURANCE--2.7%
Alfa Corp. ....................................        11,300         208,711
Direct General Corp. ..........................        32,100         423,399
Erie Indemnity Co. Class A ....................         8,400         425,460
Stewart Information Services Corp. ............        11,800         437,308
United Fire & Casualty Co. ....................        13,300         470,554
Wesco Financial Corp. .........................         1,000         479,410
White Mountains Insurance Group Ltd. ..........           900         510,975
                                                                -------------
                                                                    2,955,817
                                                                -------------

PUBLISHING--0.4%
Interactive Data Corp. ........................        20,200         461,368

RAILROADS--0.4%
Florida East Coast Industries, Inc.  Class A ..         8,300         495,925

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Affordable Residential Communities ............        40,000         439,200
St. Joe Co. (The) .............................         8,400         451,752
                                                                -------------
                                                                      890,952
                                                                -------------

REGIONAL BANKS--4.1%
AMCORE Financial, Inc. ........................        10,500         328,755
BankFinancial Corp. ...........................         8,800         159,544
Commerce Bancorp, Inc. ........................        12,100         422,532
Community Bank System, Inc. ...................        19,500         484,575
F.N.B. Corp. ..................................        19,400         328,442
First Commonwealth Financial Corp. ............        38,800         518,756
First Financial Bancorp .......................         9,900         160,776
Midwest Banc Holdings, Inc. ...................        17,800         419,012
Provident Bankshares Corp. ....................         5,900         213,226
South Financial Group, Inc. (The) .............        16,200         429,786
Sun Bancorp, Inc. .............................         4,255          88,376
TD Banknorth, Inc. ............................        16,500         488,070
Valley National Bancorp .......................        19,498         508,118
                                                                -------------
                                                                    4,549,968
                                                                -------------

REINSURANCE--0.1%
Transatlantic Holdings, Inc. ..................         1,200          73,128

RESIDENTIAL REIT'S--0.3%
Education Realty Trust, Inc. ..................        17,700         273,819

RESTAURANTS--1.7%
BJ's Restaurants, Inc. ........................        19,700         424,141
Cheesecake Factory, Inc. (The) ................        17,900         505,675


                        See Notes to Financial Statements                     17

Phoenix Market Neutral Fund


                                                     SHARES         VALUE
                                                    ---------   -------------
RESTAURANTS--CONTINUED
IHOP Corp. ....................................         8,700   $     453,879
OSI Restaurant Partners, Inc. .................        14,700         489,069
                                                                -------------
                                                                    1,872,764
                                                                -------------

SEMICONDUCTOR EQUIPMENT--1.7%
ATMI, Inc. ....................................        15,600         494,364
FormFactor, Inc. ..............................        10,600         404,708
Tessera Technologies, Inc. ....................        13,600         474,776
Ultratech, Inc. ...............................        35,600         508,724
                                                                -------------
                                                                    1,882,572
                                                                -------------

SEMICONDUCTORS--2.8%
DSP Group, Inc. ...............................         5,700         123,804
Exar Corp. ....................................        39,800         516,206
Kopin Corp. ...................................        63,000         224,910
Rambus, Inc. ..................................        23,100         382,536
Sigma Designs, Inc. ...........................        21,200         445,200
SiRF Technology Holdings, Inc. ................        17,500         492,100
Skyworks Solutions, Inc. ......................        67,400         446,862
Techwell, Inc. ................................         6,800         102,748
Volterra Semiconductor Corp. ..................        24,600         424,596
                                                                -------------
                                                                    3,158,962
                                                                -------------

SOFT DRINKS--0.4%
Hansen Natural Corp. ..........................        15,100         479,425

SPECIALIZED FINANCE--0.5%
Chicago Mercantile Exchange Holdings, Inc. ....         1,000         501,000

SPECIALIZED REIT'S--1.3%
Extra Space Storage, Inc. .....................        24,900         459,156
Healthcare Realty Trust, Inc. .................        12,600         510,300
Strategic Hotels & Resorts, Inc. ..............        20,400         433,908
U-Store-It Trust ..............................         4,300          94,428
                                                                -------------
                                                                    1,497,792
                                                                -------------

SPECIALTY CHEMICALS--1.3%
Ferro Corp. ...................................        25,100         494,972
International Flavors & Fragrances, Inc. ......        12,000         509,760
Rockwood Holdings, Inc. .......................        21,000         489,510
                                                                -------------
                                                                    1,494,242
                                                                -------------

                                                     SHARES         VALUE
                                                    ---------   -------------
SPECIALTY STORES--0.5%
A.C. Moore Arts & Crafts, Inc. ................        23,900   $     524,127

SYSTEMS SOFTWARE--0.4%
Borland Software Corp. ........................        84,300         465,336

THRIFTS & MORTGAGE FINANCE--2.8%
Astoria Financial Corp. .......................         8,400         243,684
Brookline Bancorp, Inc. .......................        32,000         426,560
Clifton Savings Bancorp, Inc. .................        12,100         141,328
Fidelity Bankshares, Inc. .....................        12,100         480,128
MAF Bancorp, Inc. .............................        10,800         465,372
NewAlliance Bancshares, Inc. ..................        27,700         428,796
Washington Federal, Inc. ......................        21,370         496,640
Webster Financial Corp. .......................         8,700         420,384
                                                                -------------
                                                                    3,102,892
                                                                -------------

TIRES & RUBBER--0.4%
Cooper Tire & Rubber Co. ......................        45,500         488,215

TOBACCO--0.4%
Universal Corp. ...............................        13,200         486,024

TRADING COMPANIES & DISTRIBUTORS--0.4%
Grainger (W.W.), Inc. .........................         5,900         429,402

TRUCKING--0.4%
Universal Truckload Services, Inc. ............        16,500         429,330

WIRELESS TELECOMMUNICATION SERVICES--0.4%
SBA Communications Corp. Class A ..............        16,700         446,057
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $99,378,372)                                            102,519,414
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--0.2%

REINSURANCE--0.2%
PXRE Group Ltd. (United States) ...............        49,400         225,264
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $210,208)                                                   225,264
-----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $99,588,580)                                          $ 102,744,678(a)
                                                                =============


(a)Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $3,960,987, and gross depreciation of $7,972,626 for federal income tax purposes. At October 31, 2006, the aggregate proceeds of securities sold short for federal income tax purposes was ($98,733,039).
(b)A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2E "Foreign security country determination" in the Notes to Financial Statements.


18                      See Notes to Financial Statements

Phoenix Market Neutral Fund



                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value (Identified cost $104,667,752)   $ 111,352,338
Deposits with broker for securities sold short                    103,390,465
Cash                                                                    3,758
Receivables
   Fund shares sold                                                   490,059
   Dividends and interest                                             374,041
Trustee retainer                                                          538
Prepaid expenses                                                       30,579
                                                                -------------
     Total assets                                                 215,641,778
                                                                -------------

LIABILITIES
Securities sold short at value (Proceeds ($99,588,580))           102,744,678
Payables
   Fund shares repurchased                                            406,255
   Investment securities purchased                                    388,138
   Investment advisory fee                                            147,524
   Dividends on short sales                                            65,021
   Transfer agent fee                                                  37,287
   Administration fee                                                   9,710
   Distribution and service fees                                        7,599
   Other accrued expenses                                              66,695
                                                                -------------
     Total liabilities                                            103,872,907
                                                                -------------
NET ASSETS                                                      $ 111,768,871
                                                                =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 132,926,848
Undistributed net investment income                                 1,260,840
Accumulated net realized loss                                     (25,947,305)
Net unrealized appreciation on investments                          6,684,586
Net unrealized depreciation on securities sold short               (3,156,098)
                                                                -------------
NET ASSETS                                                      $ 111,768,871
                                                                =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $89,053,923)                 7,959,341
Net asset value per share                                              $11.19
Offering price per share $11.19/(1-5.75%)                              $11.87

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,337,969)                    401,507
Net asset value and offering price per share                           $10.80

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $18,376,979)                 1,709,676
Net asset value and offering price per share                           $10.75

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                        $   5,000,307
Dividends                                                           1,538,235
Foreign taxes withheld                                                 (4,167)
                                                                -------------
     Total investment income                                        6,534,375
                                                                -------------

EXPENSES
Investment advisory fee                                             2,107,672
Service fees, Class A                                                 275,058
Distribution and service fees, Class B                                 57,887
Distribution and service fees, Class C                                308,949
Financial agent fee                                                    61,658
Administration fee                                                     37,832
Transfer agent                                                        242,505
Printing                                                               70,797
Registration                                                           49,594
Professional                                                           41,844
Custodian                                                              35,359
Trustees                                                               27,008
Miscellaneous                                                          24,341
                                                                -------------
     Expenses prior to dividends on short sales                     3,340,504
Dividends on short sales                                            2,049,149
                                                                -------------
     Total expenses                                                 5,389,653
Custodian fees paid indirectly                                         (1,881)
                                                                -------------
     Net expenses                                                   5,387,772
                                                                -------------
NET INVESTMENT INCOME (LOSS)                                        1,146,603
                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            13,300,289
Net realized gain (loss) on securities sold short                 (21,551,436)
Net change in unrealized appreciation (depreciation)
   on investments                                                   3,355,939
Net change in unrealized appreciation (depreciation)
   on securities sold short                                        (5,080,254)
                                                                -------------
NET GAIN (LOSS) ON INVESTMENTS                                     (9,975,462)
                                                                -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $  (8,828,859)
                                                                =============


                        See Notes to Financial Statements                     19

Phoenix Market Neutral Fund



                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended           Year Ended
                                                                                  October 31, 2006     October 31, 2005
                                                                                  ----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                                                   $      1,146,603     $       (674,659)
   Net realized gain (loss)                                                             (8,251,147)           1,815,081
   Net change in unrealized appreciation (depreciation)                                 (1,724,315)           1,694,755
                                                                                  ----------------     ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (8,828,859)           2,835,177
                                                                                  ----------------     ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (5,692,300 and 5,692,293 shares, respectively)         65,052,191           67,778,582
   Cost of shares repurchased (7,092,623 and 2,489,900 shares, respectively)           (81,002,150)         (29,495,126)
                                                                                  ----------------     ----------------
Total                                                                                  (15,949,959)          38,283,456
                                                                                  ----------------     ----------------
CLASS B
   Proceeds from sales of shares (40,851 and 122,857 shares, respectively)                 452,387            1,429,808
   Cost of shares repurchased (319,710 and 531,859 shares, respectively)                (3,550,239)          (6,178,944)
                                                                                  ----------------     ----------------
Total                                                                                   (3,097,852)          (4,749,136)
                                                                                  ----------------     ----------------
CLASS C
   Proceeds from sales of shares (251,659 and 1,822,587 shares, respectively)            2,813,922           21,015,671
   Cost of shares repurchased (2,073,193 and 588,340 shares, respectively)             (22,745,207)          (6,769,093)
                                                                                  ----------------     ----------------
Total                                                                                  (19,931,285)          14,246,578
                                                                                  ----------------     ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (38,979,096)          47,780,898
                                                                                  ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               (47,807,955)          50,616,075

NET ASSETS
   Beginning of period                                                                 159,576,826          108,960,751
                                                                                  ----------------     ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,260,840 AND $0, RESPECTIVELY)                                             $    111,768,871     $    159,576,826
                                                                                  ================     ================




20                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------------
                                                          2006            2005            2004            2003            2002
Net asset value, beginning of period                   $     11.87     $     11.51     $     11.39     $     12.09     $     10.95
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                           0.12           (0.03)          (0.16)          (0.23)          (0.16)
    Net realized and unrealized gain (loss)                  (0.80)           0.39            0.28           (0.47)           1.44
                                                       -----------     -----------     -----------     -----------     -----------
       TOTAL FROM INVESTMENT OPERATIONS                      (0.68)           0.36            0.12           (0.70)           1.28
                                                       -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
    Dividends from net investment income                        --              --              --              --           (0.14)
                                                       -----------     -----------     -----------     -----------     -----------
Change in net asset value                                    (0.68)           0.36            0.12           (0.70)           1.14
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                         $     11.19     $     11.87     $     11.51     $     11.39     $     12.09
                                                       ===========     ===========     ===========     ===========     ===========
Total return(1)                                              (5.81)%          3.13%           1.05%          (5.79)%         11.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $    89,054     $   111,133     $    70,892     $    72,428     $    61,582
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses (including dividends on
       short sales, after expense reimbursement)              3.63%           3.65%           3.42%           3.85%           3.47%
    Gross operating expenses (including dividends on
       short sales, before expense reimbursement)             3.63%           3.65%           3.42%           3.85%           3.68%
    Net operating expenses (excluding dividends on
       short sales, after expense reimbursement)              2.19%           2.20%           2.21%           2.29%           2.30%
    Net investment income (loss)                              1.04%          (0.26)%         (1.45)%         (2.08)%         (1.33)%
Portfolio turnover                                             285%            177%            175%            329%            456%

                                                                                         CLASS B
                                                       ---------------------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------------
                                                          2006            2005            2004            2003            2002
Net asset value, beginning of period                   $     11.55     $     11.28     $     11.24     $     12.02     $     10.87
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                           0.02           (0.13)          (0.24)          (0.31)          (0.23)
    Net realized and unrealized gain (loss)                  (0.77)           0.40            0.28           (0.47)           1.43
                                                       -----------     -----------     -----------     -----------     -----------
       TOTAL FROM INVESTMENT OPERATIONS                      (0.75)           0.27            0.04           (0.78)           1.20
                                                       -----------     -----------     -----------     -----------     -----------
 LESS DISTRIBUTIONS
    Dividends from net investment income                        --              --              --              --           (0.05)
                                                       -----------     -----------     -----------     -----------     -----------
Change in net asset value                                    (0.75)           0.27            0.04           (0.78)           1.15
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                         $     10.80     $     11.55     $     11.28     $     11.24     $     12.02
                                                       ===========     ===========     ===========     ===========     ===========
Total return(1)                                              (6.41)%          2.39%           0.36%          (6.49)%         11.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $     4,338     $     7,859     $    12,290     $    16,359     $    15,381
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses (including dividends on
       short sales, after expense reimbursement)              4.39%           4.36%           4.11%           4.50%           4.26%
    Gross operating expenses (including dividends on
       short sales, before expense reimbursement)             4.39%           4.36%           4.11%           4.50%           4.61%
    Net operating expenses (excluding dividends on
       short sales, after expense reimbursement)              2.91%           2.90%           2.91%           2.99%           3.00%
    Net investment income (loss)                              0.22%          (1.14)%         (2.15)%         (2.74)%         (2.02)%
Portfolio turnover                                             285%            177%            175%            329%            456%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.


                        See Notes to Financial Statements                     21

Phoenix Market Neutral Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------------
                                                          2006            2005            2004            2003            2002
Net asset value, beginning of period                   $     11.49     $     11.22     $     11.18     $     11.96     $     10.83
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                           0.02           (0.11)          (0.24)          (0.31)          (0.23)
    Net realized and unrealized gain (loss)                  (0.76)           0.38            0.28           (0.47)           1.42
                                                       -----------     -----------     -----------     -----------     -----------
       TOTAL FROM INVESTMENT OPERATIONS                      (0.74)           0.27            0.04           (0.78)           1.19
                                                       -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
    Dividends from net investment income                        --              --              --              --           (0.06)
                                                       -----------     -----------     -----------     -----------     -----------
Change in net asset value                                    (0.74)           0.27            0.04           (0.78)           1.13
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                         $     10.75     $     11.49     $     11.22     $     11.18     $     11.96
                                                       ===========     ===========     ===========     ===========     ===========
Total return(1)                                              (6.44)%          2.41%           0.36%          (6.44)%         11.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $    18,377     $    40,584     $    25,779     $    31,102     $    24,449
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses (including dividends on
       short sales, after expense reimbursement)              4.41%           4.35%           4.12%           4.54%           4.22%
    Gross operating expenses (including dividends on
       short sales, before expense reimbursement)             4.41%           4.35%           4.12%           4.54%           4.51%
    Net operating expenses (excluding dividends on
       short sales, after expense reimbursement)              2.92%           2.90%           2.91%           2.99%           3.00%
    Net investment income (loss)                              0.19%          (0.97)%         (2.15)%         (2.77)%         (2.02)%
Portfolio turnover                                             285%            177%            175%            329%            456%


(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.


22                      See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006

1. ORGANIZATION

      Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently one Fund, the Phoenix Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

G. SHORT SALES:

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

      At October 31, 2006, the value of securities sold short amounted to $102,744,678 against which collateral of $205,980,309 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Effective September 1, 2006, PIC replaced Euclid Advisors LLC as Adviser to the Fund. PIC is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

      Euclid Advisors LLC ("Euclid") serves as the sub-adviser to the Fund. Euclid is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC,("PZA") which is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is the indirect wholly-owned asset management subsidiary of PNX. For its services to the Fund, Euclid receives from PIC a fee equal to 50% of the gross management fee. Phoenix and Euclid are affiliated investment advisers.

      As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $3,084 for Class A share, deferred sales charges of $48,137 for Class B shares and $25,115 for Class C shares for the fiscal year (the "period") ended October 31, 2006.

      In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. Prior to February 16, 2006 the Fund paid PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      Effective July 1, 2006, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

      Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee for oversight of the subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO equal to the documented cost of fund accounting, tax services, and related services. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $99,490.

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2006, transfer agent fees were $242,505 as reported in the Statement of Operations, of which PEPCO retained $54,550.

      At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held 1,610,821 Class A shares of the Fund with a value of $18,008,979.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities) for the period ended October 31, 2006, were as follows:

      Purchases......................................     $346,622,332
      Sales..........................................      391,464,542
      Short sales....................................      348,648,801
      Purchases to cover short sales.................      403,824,013

      There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

      Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments.

6. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At October 31, 2006, the Fund held the following restricted securities:

                                                                  Market            % of
                             Acquisition      Acquisition          Value         Net Assets
                                 Date             Cost          at 10/31/06      at 10/31/06
                            --------------   --------------    -------------    -------------
Telefonica Moviles S.A.        12/20/01          $  --            $   --             0.0%
Telefonica Data
   Argentina S.A.              12/20/01             --                --             0.0

      At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS

      Under the Fund's organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                 Expiration Year
--------------------------------------------------------------------------------
    2007              2008              2011            2014            Total
------------      ------------      -----------     ------------     -----------
 $1,007,039        $5,119,432       $10,522,031      $7,527,516      $24,176,018

      The Fund may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended October 31, 2006, the Fund utilized losses of $0 deferred in prior years against current year capital gains.

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments and Securities Sold Short) consist of undistributed ordinary income of $1,260,840 and undistributed long-term capital gains of $0.

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of October 31, 2006, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

       Capital Paid
          in on
        Shares of            Accumulated           Undistributed
        Beneficial          Net Realized          Net Investment
         Interest            Gain (Loss)           Income (Loss)
       ------------         ------------          --------------
        $      --            $(114,237)              $114,237

11. SUBSEQUENT EVENTS

      Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Daniel T. Geraci, who had recently resigned from these positions.

      Effective December 1, 2006, the Adviser has contractually agreed to waive 0.15% of its management fee through November 30, 2007. The Adviser will not seek to recapture any fees waived under this arrangement. The Adviser has voluntarily agreed to limit total operating expenses (excluding dividends on short sales, interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.77% for Class A Shares, 2.52% for Class B Shares and 2.52% for Class C Shares. The adviser may discontinue this voluntary expense cap at any time. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

      On December 7, 2006, 3,675,359 Class A shares (valued at $40,539,208) were redeemed from the Fund, representing approximately 37% of the total net assets of the Fund.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended October 31, 2006, for federal income tax purposes, 100% of the ordinary income dividends earned by the Fund qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended October 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OMITTED]

To the Board of Trustees of
Phoenix Portfolios and Shareholders of
Phoenix Market Neutral Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Market Neutral Fund (constituting Phoenix Portfolios, hereafter referred to as the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 2006

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                   RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Portfolios (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

      1.To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
        1).
      2.To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

1.    Election of Trustees

                                                FOR            AGAINST
                                            -----------       ---------
      E. Virgil Conway ................     108,206,596       1,052,932
      Harry Dalzell-Payne .............     108,206,596       1,052,932
      Daniel T. Geraci ................     108,206,596       1,052,932
      Francis E. Jeffries .............     108,206,596       1,052,932
      Leroy Keith, Jr. ................     108,206,596       1,052,932
      Marilyn E. LaMarche .............     108,206,596       1,052,932
      Philip R. McLoughlin ............     108,206,596       1,052,932
      Geraldine M. McNamara ...........     108,206,596       1,052,932
      James M. Oates ..................     108,206,596       1,052,932
      Richard E. Segerson .............     108,206,596       1,052,932
      Ferdinand L. J. Verdonck ........     108,206,596       1,052,932

                                                                                 FOR         AGAINST       ABSTAIN
                                                                             -----------   -----------   -----------
2.    To ratify the appointment of PricewaterhouseCoopers LLP as the
      independent registered public accounting firm ......................   107,326,895     720,903      1,211,729

FUND MANAGEMENT TABLES (UNAUDITED)


      Information pertaining to the Trustees and officers of the Trust as of October 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                    INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF                 OVERSEEN BY                   DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED                  TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since                    67         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC   2004.                                      (2001-present). Trustee/Director, Phoenix Funds
101 Park Avenue                                                        Complex (1983-present). Trustee/Director, Realty
New York, NY 10178                                                     Foundation of New York (1972-present), Josiah Macy,
DOB: 8/2/29                                                            Jr. Foundation (Honorary) (2004-present), Pace
                                                                       University (Director/Trustee Emeritus) (2003-
                                                                       present), Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), The Academy of Political
                                                                       Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                       Property Corp. (1989-present), Colgate University
                                                                       (Trustee Emeritus) (2004-present). Director/Trustee,
                                                                       The Harlem Youth Development Foundation, (Chairman)
                                                                       (1998-2002), Metropolitan Transportation Authority
                                                                       (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                                       Consolidated Edison Company of New York, Inc.
                                                                       (1970-2002), Atlantic Mutual Insurance Company
                                                                       (1974-2002), Centennial Insurance Company (1974-2002),
                                                                       Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                                       Mortgage Securities Fund (Advisory Director) (1990-
                                                                       2000), Accuhealth (1994-2002), Pace University
                                                                       (1978-2003), New York Housing Partnership Development
                                                                       Corp. (Chairman) (1981-2003), Josiah Macy, Jr.
                                                                       Foundation (1975-2004).
-----------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since                    67         Retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court      2004.                                      (1983-present).
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
-----------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since                    68         Director, The Empire District Electric Company
8477 Bay Colony Dr. #902    2004.                                      (1984-2004). Trustee/Director, Phoenix Funds Complex
Naples, FL 34108                                                       (1987-present).
DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since                    65         Partner, Stonington Partners, Inc. (private equity
Stonington Partners, Inc.   2004.                                      fund) (2001-present). Director/Trustee, Evergreen
736 Market Street,                                                     Funds (six portfolios) (1989-present). Trustee,
Ste. 1430                                                              Phoenix Funds Family (1980-present). Director,
Chattanooga, TN 37402                                                  Diversapak (2002-present), Obaji Medical Products
DOB: 2/14/39                                                           Company (2002-present). Director, Lincoln Educational
                                                                       Services (2002-2004). Chairman, Carson Products
                                                                       Company (cosmetics) (1998-2000).
-----------------------------------------------------------------------------------------------------------------------------

                                                    INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF                 OVERSEEN BY                   DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED                  TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since                    67         Retired. Trustee/Director, Phoenix Funds Complex
40 East 88th Street         2004.                                      (2001-present). Managing Director, U.S. Trust Company
New York, NY 10128                                                     of New York (private bank) (1982-2006).
DOB: 4/17/51
-----------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)           Served since                    65         Chairman, Hudson Castle Group, Inc. (Formerly IBEX
c/o Northeast Partners      2004.                                      Capital Markets, Inc.) (financial services)
150 Federal Street,                                                    (1997-present). Trustee/Director Phoenix Funds Family
Suite 1000                                                             (1987-present). Managing Director, Wydown Group
Boston, MA 02110                                                       (consulting firm) (1994-present). Director,
DOB: 5/31/46                                                           Investors Financial Service Corporation
                                                                       (1995-present), Investors Bank & Trust Corporation
                                                                       (1995-present), Stifel Financial (1996-present),
                                                                       Connecticut River Bancorp (1998-present), Connecticut
                                                                       River Bank (1999-present), Trust Company of New
                                                                       Hampshire (2002-present). Chairman, Emerson
                                                                       Investment Management, Inc. (2000-present).
                                                                       Independent Chairman, John Hancock Trust (since
                                                                       2005), Trustee, John Hancock Funds II and John
                                                                       Hancock Funds III (since 2005). Trustee, John Hancock
                                                                       Trust (2004-2005). Director/Trustee, AIB Govett Funds
                                                                       (six portfolios) (1991-2000), Command Systems, Inc.
                                                                       (1998-2000), Phoenix Investment Partners, Ltd.
                                                                       (1995-2001), 1Mind, Inc. (formerly 1Mind.com)
                                                                       (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                                       Director and Treasurer, Endowment for Health, Inc.
                                                                       (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since                    65         Managing Director, Northway Management Company
73 Briggs Way               2004.                                      (1998-present). Trustee/ Director, Phoenix Funds
Chatham, MA 02633                                                      Family (1983-present).
DOB: 2/16/46
-----------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since                    65         Director, Banco Urquijo (Chairman) (1998-present).
Nederpolder, 7              2006.                                      Trustee, Phoenix Funds Family (2002-present).
B-9000 Gent, Belgium                                                   Director EASDAQ (Chairman) (2001-present), The JP
DOB: 7/30/42                                                           Morgan Fleming Continental European Investment Trust
                                                                       (1998-present), Groupe SNEF (1998-present), Santens
                                                                       N.V. (1999-present). Managing Director, Almanij N.V.
                                                                       (1992-2003). Director, KBC Bank and Insurance Holding
                                                                       Company (Euronext) (1992-2003), KBC Bank (1992-2003),
                                                                       KBC Insurance (1992-2003), Kredietbank, S.A.
                                                                       Luxembourgeoise (1992-2003), Investco N.V.
                                                                       (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                       (1992-2003), Almafin N.V. (1992-2003), Centea N.V.
                                                                       (1992-2003), Dutch Chamber of Commerce for Belgium
                                                                       and Luxemburg (1995-2001), Phoenix Investment
                                                                       Partners, Ltd. (1995-2001). Director, Degussa
                                                                       Antwerpen N.V. (1998-2004).
-----------------------------------------------------------------------------------------------------------------------------

(1)Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-----------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF                 OVERSEEN BY                   DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED                  TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Served since                    65         Senior Vice President and Chief Operating Officer,
DOB: 8/17/64(2)             November                                   Asset Management, The Phoenix Companies, Inc.
                            2006.                                      (2004-present). President (since November 2006) and
                                                                       Chief Operating Officer (2004-present), Phoenix
                                                                       Investment Partners, Ltd. President, the Phoenix
                                                                       Funds Family (since November 2006). Previously,
                                                                       Executive Vice President, Phoenix Investment
                                                                       Partners, Ltd. (2004-November 2006). Vice President,
                                                                       Phoenix Life Insurance Company (2002-2004). Vice
                                                                       President, The Phoenix Companies, Inc. (2001-2004).
                                                                       Vice President, Finance, Phoenix Investment Partners,
                                                                       Ltd. (2001-2002). Assistant Controller, Phoenix
                                                                       Investment Partners, Ltd. (1996-2001). Executive Vice
                                                                       President, the Phoenix Funds Family (2004-November
                                                                       2006).
-----------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)      Served since                    65         Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC     2004.                                      (1997-present). Trustee/Director, Phoenix Funds
30 Rockefeller Plaza,                                                  Family (2002-present). Director, The Phoenix
59th Floor                                                             Companies, Inc. (2001-2005) and Phoenix Life
New York, NY 10020                                                     Insurance Company (1989-2005).
DOB: 5/11/34
-----------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)     Served since                    85         Director, PXRE Corporation (Reinsurance)
200 Bridge Street           1993.                                      (1985-present), World Trust Fund (1991-present).
Chatham, MA 02633                                                      Director/Trustee, Phoenix Funds Complex
DOB: 10/23/46               Chairman                                   (1989-present). Management Consultant (2002-2004),
                                                                       Chairman (1997-2002), Chief Executive Officer
                                                                       (1995-2002) and Director (1995-2002), Phoenix
                                                                       Investment Partners, Ltd., Director and Executive
                                                                       Vice President, The Phoenix Companies, Inc.
                                                                       (2000-2002). Director (1994-2002) and Executive Vice
                                                                       President, Investments (1987-2002), Phoenix Life
                                                                       Insurance Company. Director (1983-2002) and Chairman
                                                                       (1995-2002), Phoenix Investment Counsel, Inc.
                                                                       Director (1982-2002), Chairman (2000-2002) and
                                                                       President (1990-2000), Phoenix Equity Planning
                                                                       Corporation. Chairman and President, Phoenix/Zweig
                                                                       Advisers LLC (2001-2002). Director (2001-2002) and
                                                                       President (April 2002-September 2002), Phoenix
                                                                       Investment Management Company. Director and Executive
                                                                       Vice President, Phoenix Life and Annuity Company
                                                                       (1996-2002). Director (1995-2000) and Executive Vice
                                                                       President (1994-2002) and Chief Investment Counsel
                                                                       (1994-2002), PHL Variable Insurance Company.
                                                                       Director, Phoenix National Trust Holding Company
                                                                       (2001-2002). Director (1985-2002), Vice President
                                                                       (1986-2002) and Executive Vice President (April
                                                                       2002-September 2002), PM Holdings, Inc. Director, WS
                                                                       Griffith Associates, Inc. (1995-2002). Director, WS
                                                                       Griffith Securities, Inc. (1992-2002).
-----------------------------------------------------------------------------------------------------------------------------

(2)Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(3)Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4)Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                         OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                   DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Senior Vice President      Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52               since 2006.                (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                       Phoenix Investment Partners, Ltd. (2003-present). Senior Vice
                                                       President, the Phoenix Funds Family (since 2006). Vice President, The
                                                       Phoenix Edge Series Fund (1994-present), Treasurer, The Zweig Fund
                                                       Inc. and The Zweig Total Return Fund Inc. (2003-present). Chief
                                                       Financial Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                       Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President      Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62                since 2004.                Phoenix Companies, Inc. (since 2006). Senior Vice President, Asset
                                                       Management Product Development, Phoenix Investment Partners, Ltd.
                                                       (2005-present). Senior Vice President and Chief Administrative
                                                       Officer, Phoenix Investment Partners, Ltd., (2003-2004). Senior Vice
                                                       President and Chief Administrative Officer, Phoenix Equity Planning
                                                       Corporation (1999-2003). Senior Vice President, certain funds within the Phoenix Funds Family (2004-present).
-----------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and         Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna           Chief Compliance Officer   (1989-present). Vice President and Chief Compliance Officer, certain
Associates, LLC             since 2004.                Funds within the Phoenix Fund Complex (2004-present). Vice President,
900 Third Avenue                                       The Zweig Total Return Fund, Inc. (2004-present). Vice President, The
New York, NY 10022                                     Zweig Fund, Inc. (2004-present). President and Director of Watermark
DOB: 9/23/45                                           Securities, Inc. (1991-present). Assistant Secretary of Gotham
                                                       Advisors Inc. (1990-present). Secretary, Phoenix-Zweig Trust (1989-
                                                       2003). Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial Officer    Second Vice President, Fund Administration, Phoenix Equity Planning
DOB: 3/2/72                 and Treasurer since        Corporation (2004-present). Chief Financial Officer and Treasurer
                            2006.                      (2006-present) or Chief Financial Officer and Treasurer
                                                       (2005-present), certain funds within the Phoenix Fund Family. Vice
                                                       President, Chief Financial Officer, Treasurer and Principal Accounting
                                                       Officer, The Phoenix Edge Series Fund (since 2006). Assistant
                                                       Treasurer, certain funds within the Phoenix Fund Complex (2004-2006).
                                                       Senior Manager (2002-2004), Manager (2000-2002), Audit, Deloitte &
                                                       Touche, LLP.
-----------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President,            Vice President and Counsel, Phoenix Life Insurance Company
One American Row            Chief Legal Officer,       (2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102          Counsel and                Secretary of certain funds with-in the Phoenix Fund Family
DOB: 8/30/54                Secretary since 2005.      (2005-present). Compliance Officer of Investments and Counsel,
                                                       Travelers Life & Annuity Company (January 2005-May 2005). Assistant
                                                       General Counsel, The Hartford Financial Services Group (1999-2005).
-----------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Telephone Orders                  1-800-367-5877
Text Telephone                    1-800-243-1926
Web site                        PHOENIXFUNDS.COM

          ------------------------------------------------------------
          IMPORTANT NOTICE TO SHAREHOLDERS

          The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
          ------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[LOGO OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480



For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.





NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.



PXP2180
BPD27929                                                                   12-06

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 for 2006 and $33,520 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,350 for 2006 and $6,350 for 2005.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Portfolios (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) Not applicable for 2006; not applicable for 2005

                   (c) 100% for 2006; 100% for 2005

                   (d) Not applicable for 2006; not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,672,092 for 2006 and $1,136,037 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant to  Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.